Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - Recurring {Member} - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Warrant liabilities:
Warrant liabilities	$ 52	$ 288
Level 1 [Member]
Warrant liabilities:
Warrant liabilities	52	288
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities